Organization and Business Background (Tables)	12 Months Ended
Jun. 30, 2026
Organization and Business Background [Abstract]
Schedule of Subsidiaries

As of June 30, 2026, the Company’s subsidiaries are detailed in the table as follows:

	Date of Incorporation	Place of Incorporation	Percentage of Ownership	Principal
Name	or Establishment	or Establishment	(directly/indirectly)	Activities
Subsidiary:
Millennium Investment International Limited	September 13, 2019	HK	100%	Investment holding
Millennium Printing (Shenzhen) Co., Ltd	December 3, 2007	The PRC	100%	Investment holding and Manufacturing of paper-based packaging
Putian Xiqi Branding Strategy Co., Ltd	September 30, 2017	The PRC	100%	Trading of paper-based packaging
Millennium Packaging Technology (Huizhou) Co., Ltd.	March 6, 2020	The PRC	100%	Dormant
Millennium (Huizhou) Technology Co., Ltd.	January 19, 2020	The PRC	100%	Property holding
Huizhou Yimeinuo Industry Co., Ltd.	April 7, 2017	The PRC	100%	Property holding
Millennium Strategic International Limited	November 13, 2019	HK	100%	Investment holding
Wah Tong Investment International Limited	October 18, 2019	HK	100%	Dormant
Yee Woo Paper Investment International Limited	November 5, 2019	HK	100%	Dormant
Millennium Printing International Limited	May 12, 2000	HK	100%	Trading of paper based packaging
Millennium Packaging Group International Limited	August 13, 2003	HK	100%	Investment holding and trading
Millennium Printing International Technology Limited (The previous name was Yee Woo Paper Packaging (HK) Company Limited)	December 13, 2018	HK	100%	Trading of paper-based packaging
MPG Global Company Limited	March 9, 2018	Vietnam	100%	Trading of paper-based packaging
Millennium Group Investment (BVI) Limited	May 20. 2021	BVI	100%	Investment holding
Millennium Holdings International Limited	September 23, 2019	HK	100%	Investment holding
Yee Woo Vietnam Paper Products Company Limited	August 3, 2022	Vietnam	100%	Dormant
Millennium Printing and Packaging Technology (Vietnam) Co. Ltd	June 4, 2024	Vietnam	100%	Manufacturing of paper-based packaging
MPG Global Investment PTE.LTD	September 10, 2024	Singapore	100%	Investment holding
MPG Creative Solution (SG) PTE. LTD	March 10, 2025	Singapore	80%	Dormant
PT Millennium Investment Indonesia	April 23, 2025	Indonesia	100%	Investment holding
PT Millennium Printing and Packaging Technology	June 26, 2025	Indonesia	100%	Dormant